16 Labor and social obligations (Details 3) R$ / shares in Units, R$ in Thousands				1 Months Ended
	Mar. 29, 2019 Number	Feb. 07, 2019 Number	May 15, 2018 Number	Sep. 30, 2019 BRL (R$) Number R$ / shares
Labor And Social Obligations
Strike price at the measurement date | R$				R$ 19
Dividend yield (%)	0.00%	0.00%	0.00%	0.00%
Expected volatility (%)	43.70%	45.50%	49.50%	38.90%
Risk-free interest rate (%)	7.20%	7.60%	7.70%	1.40%
Expected life of stock options (years) | Number	4.0	4.0	4.0	5
Share price at the measurement date				R$ 21.9
Model used	Black & Scholes	Monte Carlo	Monte Carlo	Binomial
Weighted average fair value at the measurement date				R$ 6.55